Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-Term Liabilities [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2015	2014
	U.S. Dollars

Liability to OCS, mainly in respect of business combinations (1)	4,768	4,150